Business Combination (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
Schedule of supplemental unaudited pro forma combined financial information [Abstract]
Revenue	$ 3,315,311	$ 2,580,491	$ 7,799,626
Net Loss	$ (6,250,817)	$ (2,545,822)	$ (12,672,671)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.34)	$ (0.19)	$ (22.15)